EMPLOYEE BENEFIT PLANS - Retirement Pension Premium Plan - Guatemala (Details) - Guatemala - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of employee benefit plans
Discount rate Value	8.20%	8.20%
Salary rate Value	5.00%	5.00%
Discount rate [Member] | Senior Management Pension Plan Premium [Member]
Disclosure of employee benefit plans
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ (883)
Effect on DBO Decrease	$ 929
Discount rate [Member] | Senior Management Pension Plan Premium [Member] | Increase Level [Member]
Disclosure of employee benefit plans
Discount rate Value	8.70%
Discount rate [Member] | Senior Management Pension Plan Premium [Member] | Decrease Level [Member]
Disclosure of employee benefit plans
Discount rate Value	7.70%
Salary Level [Member] | Senior Management Pension Plan Premium [Member]
Disclosure of employee benefit plans
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ 953
Effect on DBO Decrease	$ (913)
Salary Level [Member] | Senior Management Pension Plan Premium [Member] | Increase Level [Member]
Disclosure of employee benefit plans
Salary rate Value	5.50%
Salary Level [Member] | Senior Management Pension Plan Premium [Member] | Decrease Level [Member]
Disclosure of employee benefit plans
Salary rate Value	4.50%